SUPPLEMENT dated February 20, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   -------------------------------------------
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                  The Boston Company Small/Mid Cap Growth Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
              The Boston Company Emerging Markets Core Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund

                             Dated February 1, 2007

--------------------------------------------------------------------------------


Due to updated inflow projections, the "Closing Date" of The Boston Company International Core Equity Fund has been accelerated from July 6, 2007 to February 28, 2007.

Accordingly, the following replaces the table under the heading "Fund Closures" on page 22 in the above noted prospectus:

     ---------------------------------------------------------------------
     Fund                                                 Closing Date
     ----                                                 ------------
     --------------------------------------------------------------------
     International Small Cap Fund                   September 30, 2005
     Small Cap Value Fund                              August 31, 2006
     International Core Equity Fund                  February 28, 2007
     Small Cap Growth Fund                                July 6, 2007
     Small Cap Tax-Sensitive Equity Fund                  July 6, 2007
     ---------------------------------------------------------------------


                                      * * *

Please review the description of the conditions involved in the closing of these funds set forth under the heading "Fund Closures" on page 22 in the above noted prospectus.

For further information, please contact your retirement plan administrator, investment adviser, broker-dealer or other financial professional or call the Mellon Institutional Funds at 1-800-221-4795.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE